Cover Page	3 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Entity Registrant Name	ARM HOLDINGS PLC /UK
Current Fiscal Year End Date	--03-31
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Amendment Flag	false